Total
MainStay Floating Rate Fund
Past Performance

Average Annual Total Returns (for the periods ended December 31, 2022)

				10 Years or
	Inception	1 Year	5 Years	Since
				Inception
Return Before Taxes
Class I	5/3/2004	-1.06%	2.54%	2.99%
Return After Taxes on Distributions
Class I		-2.93%	0.83%	1.27%
Return After Taxes on Distributions and Sale of Fund Shares
Class I		-0.63%	1.22%	1.52%
Return Before Taxes
Class A	5/3/2004	-4.27%	1.66%	2.44%
Investor Class	2/28/2008	-3.85%	1.63%	2.41%
Class B	5/3/2004	-4.95%	1.51%	1.96%
Class C	5/3/2004	-3.18%	1.49%	1.95%
Class R3	2/29/2016	-1.76%	1.93%	3.17%
Class R6	2/28/2019	-1.06%	N/A	2.47%
SIMPLE Class	8/31/2020	-1.74%	N/A	2.00%

Morningstar LSTA US Leveraged Loan Index[1]		-0.77%	3.27%	3.65%

1.  The Morningstar LSTA US Leveraged Loan Index is a broad index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

Average Annual Total Returns (for the periods ended December 31, 2022)
Average Annual Total Returns - MainStay Floating Rate Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Class I		(1.06%)	2.54%	2.99%	May 03, 2004
Class I | After Taxes on Distributions		(2.93%)	0.83%	1.27%
Class I | After Taxes on Distributions and Sales		(0.63%)	1.22%	1.52%
Class A		(4.27%)	1.66%	2.44%	May 03, 2004
Investor Class		(3.85%)	1.63%	2.41%	Feb. 28, 2008
Class B		(4.95%)	1.51%	1.96%	May 03, 2004
Class C		(3.18%)	1.49%	1.95%	May 03, 2004
Class R3		(1.76%)	1.93%	3.17%	Feb. 29, 2016
Class R6		(1.06%)		2.47%	Feb. 28, 2019
SIMPLE Class		(1.74%)		2.00%	Aug. 31, 2020
cik0001469192_MorningstarLSTAUSLeveragedLoanIndex1Member	Morningstar LSTA US Leveraged Loan Index1	(0.77%)	3.27%	3.65%

Supplement dated March 23, 2023 (“Supplement”) to the

Prospectus dated February 28, 2023, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

The table and footnotes in the section entitled “Average Annual Total Returns (for the periods ended December 31, 2022)” are deleted and replaced with the following to reflect revised figures provided by the Fund’s primary benchmark index provider: